Shareholder Report, Line Graph (Details) 190877_Brown Advisory Sustainable International Leaders Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)						12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Feb. 28, 2022	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value	$ 1,249,781	$ 1,080,762	$ 1,054,530	$ 842,000	$ 1,000,000	$ 1,200,619
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Accumulated Value	$ 1,279,861	$ 1,087,187	$ 973,978	$ 864,103	$ 1,000,000	$ 1,633,838